Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties Transactions and Balances [Abstract]
Schedule of Compensation to Related Parties	Compensation to related parties
	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Compensation to directors employed by the Company	797	616	1,041
Compensation to other key management personnel	362	487	444
Compensation to directors who are not employed by the Company	179	200	88

Schedule of Compensation to Key Management Personnel for Work Services	The compensation paid to key management personnel for work services they provide to the Company is as follows:
	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Payroll, management fees, and other short-term benefits	921	833	1,181
Share-based payments	238	270	303
	1,159	1,103	1,484

Schedule of Balances with Related Parties	Balances with related parties
	December 31
	2023	2022
	U.S. dollar in thousands
Employees payable	376	324
Accounts payable	29	40
	405	364